Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
6.	Property, Plant and Equipment

A summary of property, plant and equipment by classification is as follows:

	Depreciable Life	December 31,
		2011	2010
		(Millions)
Gathering and transmission systems	15 — 30 Years	$1,191.9	$1,167.8
Processing, storage and terminal facilities	20 — 50 Years	764.3	734.6
Other	0 — 30 Years	21.6	14.9
Construction work in progress		218.3	66.3

Property, plant and equipment		2,196.1	1,983.6
Accumulated depreciation		(696.7)	(605.0)

Property, plant and equipment, net		$1,499.4	$1,378.6

Interest capitalized on construction projects in 2011, 2010 and 2009, was $1.6 million, $0.2 million and $1.3 million, respectively.

Depreciation expense was $92.2 million, $83.2 million and $74.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Asset Retirement Obligations — As of December 31, 2011, we had asset retirement obligations of $12.4 million included in other long-term liabilities in the consolidated balance sheets. As of December 31, 2010 we had asset retirement obligations of $11.7 million included in other long-term liabilities in the consolidated balance sheets. Accretion expense for the years ended December 31, 2011, 2010 and 2009 was $0.7 million, $0.7 million and $0.4 million, respectively.

We identified various assets as having an indeterminate life, for which there is no requirement to establish a fair value for future retirement obligations associated with such assets. These assets include certain pipelines, gathering systems and processing facilities. A liability for these asset retirement obligations will be recorded only if and when a future retirement obligation with a determinable life is identified. These assets have an indeterminate life because they are owned and will operate for an indeterminate future period when properly maintained. Additionally, if the portion of an owned plant containing asbestos were to be modified or dismantled, we would be legally required to remove the asbestos. We currently have no plans to take actions that would require the removal of the asbestos in these assets. Accordingly, the fair value of the asset retirement obligation related to this asbestos cannot be estimated and no obligation has been recorded.